EQUITY INCENTIVE PLANS	12 Months Ended
Dec. 31, 2021
Equity Incentive Plans [Abstract]
EQUITY INCENTIVE PLANS [text block]

10. EQUITY INCENTIVE PLANS

The Company has three equity incentive plans consisting of a stock option plan (the "Option Plan"), a restricted share unit plan (the "RSU Plan") and a deferred share unit plan (the "DSU Plan") (collectively the "Equity Incentive Plans"). Pursuant to the Company's annual general meeting held on June 17, 2021, it was approved that the maximum aggregate number of common shares issuable under the Equity Incentive Plans cannot exceed 10% of number of commons shares issued and outstanding.

a. Stock Options

Under the Option Plan, the exercise price of the stock options must be greater than, or equal to, the market value of the Company's common shares on the last trading day immediately preceding the date of grant. Stock options vest over a two year period from the date of grant unless otherwise determined by the directors. The maximum stock option term is 10 years. At December 31, 2021, the Company could issue an additional 4,455,688 stock options under the terms of the stock option plan.

A summary of the Company's stock options outstanding and the changes for the periods then ended, is presented below:

	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2019	6,150,001	0.96
Granted	2,350,000	1.59
Exercised	(1,133,334)	0.75
Cancelled	(125,000)	1.66
Forfeited	(66,667)	0.90
Expired	(100,000)	0.67

DECEMBER 31, 2020	7,075,000	1.19

Granted	310,000	2.10
Exercised	(1,350,000)	1.00

DECEMBER 31, 2021	6,035,000	1.28

During year ended December 31, 2021 the Company recognized $707,417 in the statement of loss and comprehensive loss (December 31, 2020 - $650,867) and $141,328 was capitalized (December 31, 2020 - $93,766) in the exploration and evaluation assets in relation to stock options.

Stock options outstanding are as follows:

Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$0.75 - $0.90	1,925,000	0.87	2.43
$1.11 - $1.20	1,775,000	1.19	1.40
$1.41	200,000	1.41	3.86
$1.66	1,825,000	1.66	3.57
$1.85 - $2.22	310,000	2.10	4.61

DECEMBER 31, 2021	6,035,000	1.28	2.63

Average share price for options exercised during the year was $2.02 (December 31, 2020 - $1.23). Of the total stock options outstanding, 4,308,326 were vested and exercisable at December 31, 2021. The weighted average exercise price of vested stock options is $1.12 and the average remaining contractual life is 2.17 years.

b. Share-based payments

The following is a summary of stock options granted by the Company in 2021 and 2020 and fair value assigned to each grant. The fair value was calculated at the time of grant using the Black-Scholes option pricing model and the following inputs and assumptions.

	October 1,	July 19,	November 9,	July 27,	June 11,
Inputs and assumptions	2021	2021	2020	2020	2020

Stock options granted	100,000	210,000	200,000	1,950,000	200,000
Exercise price	$1.85	$2.22	$1.41	$1.66	$1.11

Market price	$1.85	$2.17	$1.41	$1.61	$1.11
Expected option term (years)	3.0	3.0	3.0	3.0	3.0
Expected stock price volatility	62.2%	62.1%	58.0%	56.6%	49.7%
Average risk-free interest rate	0.65%	0.57%	0.31%	0.29%	0.27%
Expected forfeiture rate	-	-	-	-	-
Expected dividend yield	-	-	-	-	-

FAIR VALUE ASSIGNED	$77,000	$186,000	$109,000	$1,159,000	$75,000

c. Restricted Share Units

During the year, the Company granted RSUs in accordance with the RSU plan approved in the shareholders meeting. These RSUs vest in three equal tranches: Tranche one - on completion of 12 months from grant date, Tranche two - on completion of eighteen months from the grant date and Tranche three - on completion of twenty-four months from grant date. These RSUs are classified as equity-settled as these awards will be settled by issuing the shares and are valued at the market price of the Company shares on the date of grant. As at December 31, 2021, the Company could issue an additional 2,106,313 RSUs under the RSU Plan. A summary of the Company's RSUs outstanding and the changes for the years then ended, is presented below:

Number of shares issued or issuable on vesting

DECEMBER 31, 2019 and 2020	-

RSUs Granted	239,100

DECEMBER 31, 2021	239,100

In relation to RSUs, the Company recognized an expense of $170,422 during the year ended December 31, 2021, (December 31, 2020 - Nil) in the statements of loss and comprehensive loss.

d. Deferred Share Units

Only directors of the Company are eligible for DSUs and each DSU vests immediately and is redeemed upon a director ceasing to be a director of the Company. DSUs are classified as equity-settled as these awards will be settled by issuing the shares and are valued at the market price of the Company shares on the date of grant. As at December 31, 2021, the Company could issue an additional 1,787,511 DSUs under the DSU Plan.

Number of shares issuable

DECEMBER 31, 2019 and 2020	-

DSUs Granted	167,000

DECEMBER 31, 2021	167,000

In relation to DSUs, the Company recognized an expense of $362,390 during the year ended December 31, 2021, (December 31, 2020 - Nil) in the statements of loss and comprehensive loss.